Taxes on income - Reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes on income
(Loss)/Profit before tax	€ (2,193,310)	€ (12,616,073)	€ 3,756,420
Tax under domestic (German) tax rate	705,588	4,058,591	(1,195,744)
Effect of tax rate in foreign jurisdictions	423,177	119,823	545,310
Changes in domestic tax rate		(11,938)	70,954
Non-deductible expenses	(128,603)	(47,925)	(71,349)
Current-year losses for which no deferred tax asset is recognized	(2,360,472)	(2,582,253)
Write off (reversal) of deferred tax assets for tax losses carried forward or deductible temporary differences	(13,965)	(2,089,536)	113,383
Non-deductible withholding taxes	(126,455)	(195,123)	(275,868)
Permanent difference from business combination			719,359
Income tax for prior years	72,671	(892)	(275,895)
Others	9,925	7,688	(8,260)
Income tax expense	€ (1,418,134)	(741,564)	€ (378,110)
Income tax expense		€ (741,565)
Average effective tax rate	64.66%	5.88%	10.07%